Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based compensation [Abstract]
Share-based compensation - Performance shares [Text Block]

Philips Group

Performance shares

	shares	weighted average grant-date fair value
EUR-denominated
Outstanding at January 1, 2021	3,545,312	41.31
Granted	1,121,001	50.73
Notional dividends1)	62,872	45.22
Vested/Issued	1,466,223	39.18
Forfeited	272,873	45.90
Adjusted quantity2)	107,624	37.67
Outstanding at December 31, 2021	3,097,713	45.28

USD-denominated
Outstanding at January 1, 2021	2,412,767	47.10
Granted	693,918	61.32
Notional dividends1)	41,324	51.42
Vested/Issued	947,772	47.48
Forfeited	268,500	51.29
Adjusted quantity2)	73,264	50.06
Outstanding at December 31, 2021	2,005,000	51.48
1)Dividend declared in 2021 on outstanding shares.2)Adjusted quantity includes the adjustments made to Performance shares outstanding due to updates on the actual and expected EPS.

Share-based compensation - Restricted shares [Text Block]

Philips Group

Restricted shares

	shares	weighted average grant-date fair value
EUR-denominated
Outstanding at January 1, 2021	1,813,385	36.20
Granted	631,347	44.41
Notional dividends1)	33,430	39.69
Vested/Issued	671,703	33.96
Forfeited	187,648	40.19
Cancelled	323	35.72
Outstanding at December 31, 2021	1,618,488	39.93

USD-denominated
Outstanding at January 1, 2021	1,649,847	41.14
Granted	721,469	53.42
Notional dividends1)	30,551	44.99
Vested/Issued	584,833	40.64
Forfeited	206,013	46.09
Outstanding at December 31, 2021	1,611,021	46.26
1)Dividend declared in 2021 on outstanding shares.

Share-based compensation - Options on EUR-denominated listed share [Text Block]

Philips Group

Options on EUR-denominated listed share

	options	weighted average exercise price
Outstanding at January 1, 2021	491,914	17.10
Exercised	233,265	19.03
Expired	19,572	20.48
Outstanding at December 31, 2021	239,077	14.93

Exercisable at December 31, 2021	239,077	14.93

Share-based compensation - Options on USD-denominated listed share [Text Block]

Philips Group

Options on USD-denominated listed share

	options	weighted average exercise price
Outstanding at January 1, 2021	387,177	23.72
Exercised	220,662	26.12
Expired	16,350	27.83
Outstanding at December 31, 2021	150,165	19.75

Exercisable at December 31, 2021	150,165	19.75

Share-based compensation - Outstanding options [Text Block]

Philips Group

Outstanding options

in millions of EUR unless otherwise stated

	options	intrinsic value in millions	weighted average remaining contractual term
EUR-denominated
10-15	229,660	4.1	0.3
15-20	8,100	0.1	0.5
20-25	1,317		1.0
Outstanding options	239,077	4.3	0.3

USD-denominated
15-20	143,415	2.5	0.3
20-25	3,600	0.1	0.4
25-30
30-35	3,150		0.9
Outstanding options	150,165	2.6	0.3

Share-based compensation - Accelerate! options [Text Block]

Philips Group

Accelerate! options

	options	weighted average exercise price
EUR-denominated
Outstanding at January 1, 2021	163,200	17.66
Exercised	26,225	15.24
Outstanding at December 31, 2021	136,975	18.13

Exercisable at December 31, 2021	136,975	18.13

USD-denominated
Outstanding at January 1, 2021	37,800	20.02
Exercised	20,300	20.02
Expired
Outstanding at December 31, 2021	17,500	20.02

Exercisable at December 31, 2021	17,500	20.02